Nuveen Pennsylvania Quality Municipal Income
Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 164.0% (100.0% of Total Investments)
X 754,211,484
MUNICIPAL BONDS - 154.1%  (94.0% of Total Investments) X 754,211,484
Consumer Staples - 0.5% (0.3% of Total Investments)
$ 2,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call $ 2,248,725
Total Consumer Staples 2,248,725
Education and Civic Organizations - 17.0% (10.3% of Total Investments)
715 Allegheny County Higher Education Building Authority, Pennsylvania, College
Revenue Refunding Bonds, Robert Morris College, Series 1998A, 6.000%,
5/01/28
No Opt. Call 745,192
Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016:
735 3.000%, 10/15/30 10/26 at 100.00 654,193
1,000 5.000%, 10/15/38 10/26 at 100.00 973,965
1,625 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/47
10/27 at 100.00 1,492,909
Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020:
590 5.000%, 10/01/39 10/29 at 100.00 546,689
20 5.000%, 10/01/49 10/29 at 100.00 17,342
3,215 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36
3/27 at 100.00 3,264,705
835 Chester County Industrial Development Authority, Pennsylvania, Avon Grove
Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 791,143
1,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2022, 6.000%, 10/15/52,
144A
10/32 at 100.00 979,765
2,200 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 1,897,369
1,000 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 1,046,544
1,230 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia
University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,117,314
1,020 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia
University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 1,009,281
4,595 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 3,721,062
2,395 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4, 3.375%,
11/01/37
10/27 at 100.00 2,150,849
Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata
College, Series 2016OO2:
590 3.250%, 5/01/36 5/26 at 100.00 505,290
1,555 3.500%, 5/01/41 5/26 at 100.00 1,239,127
2,000 Indiana County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Foundation for Indiana University of Pennsylvania Project, Refunding
Series 2022, 4.000%, 5/01/54 - BAM Insured
5/32 at 100.00 1,863,896
Lackawanna County Industrial Development Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2017:
350 3.375%, 11/01/33 11/27 at 100.00 330,928
2,925 4.000%, 11/01/40 11/27 at 100.00 2,711,595
1,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual Language
Charter School, General Purpose Authority, Series 2023, 7.000%, 6/01/53
6/30 at 103.00 1,026,457
2,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,853,210
1,415 Pennsylvania Higher Education Assistance Agency, Education Loan Revenue
Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 1,209,497

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,615 Pennsylvania Higher Education Assistance Agency, Education Loan Revenue
Bonds, Senior Series 2022A, 4.500%, 6/01/43, (AMT)
6/31 at 100.00 $ 2,584,317
1,465 Pennsylvania Higher Education Assistance Agency, Education Loan Revenue
Bonds, Senior Series 2023A, 4.000%, 6/01/44, (AMT)
6/32 at 100.00 1,416,670
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Refunding Series 2014:
2,545 5.000%, 12/01/38 12/24 at 100.00 2,569,666
2,080 5.000%, 12/01/44 12/24 at 100.00 2,094,722
360 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle
University, Series 2012, 4.000%, 5/01/32
1/24 at 100.00 312,548
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2012:
1,030 4.000%, 11/01/39 1/24 at 100.00 911,491
4,300 5.000%, 11/01/42 1/24 at 100.00 4,300,079
1,310 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36
11/25 at 100.00 1,325,021
1,440 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 1,199,190
8,335 Pennsylvania State University, Revenue Bonds, Series 2022A, 5.000%, 9/01/47 9/32 at 100.00 9,031,922
3,000 Pennsylvania State University, Revenue Bonds, Series 2023, 5.250%, 9/01/48 9/33 at 100.00 3,333,363
1,255 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 987,296
500 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%,
5/01/33
1/24 at 100.00 457,993
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph's University Project, Refunding Series 2020C. Forward
Delivery:
1,500 4.000%, 11/01/36 11/29 at 100.00 1,478,381
1,400 4.000%, 11/01/37 11/29 at 100.00 1,360,336
3,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph's University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 3,153,233
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
2,280 5.000%, 3/15/45, 144A 3/28 at 100.00 1,888,498
2,320 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 2,368,340
5,250 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University
Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46
6/26 at 100.00 4,559,858
3,555 Washington County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, AICUP Financing Program-Washington and Jefferson
College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 3,123,410
Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of
Scranton, Series 2015A:
1,890 5.000%, 11/01/32 11/25 at 100.00 1,937,544
740 5.000%, 11/01/33 11/25 at 100.00 758,512
675 4.000%, 11/01/35 11/25 at 100.00 669,490
Total Education and Civic Organizations 82,970,202
Health Care - 28.4% (17.3% of Total Investments)
17,075 Allegheny County Hospital Development Authority, Pennsylvania, Revenue
Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A,
4.000%, 4/01/44
4/28 at 100.00 15,925,924
Allegheny County Hospital Development Authority, Pennsylvania, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2019A:
210 4.000%, 7/15/35 7/29 at 100.00 212,257
2,285 4.000%, 7/15/36 7/29 at 100.00 2,298,604
Berks County Industrial Development Authority, Pennsylvania, Health System
Revenue Bonds, Tower Health Project, Series 2017:
1,260 3.750%, 11/01/42 11/27 at 100.00 670,447
11,435 5.000%, 11/01/50 11/27 at 100.00 6,068,368

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 10,170 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series 2021,
3.000%, 8/15/53
8/30 at 100.00 $ 6,809,848
2,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 1,937,612
Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2017A:
2,470 4.000%, 10/01/36 10/27 at 100.00 2,485,378
1,580 4.000%, 10/01/37 10/27 at 100.00 1,582,166
6,900 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 6,311,593
Dauphin County General Authority, Pennsylvania, Health System Revenue
Bonds, Pinnacle Health System Project, Refunding Series 2016A:
1,375 5.000%, 6/01/34 6/26 at 100.00 1,414,491
375 5.000%, 6/01/35 6/26 at 100.00 385,314
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series
2016A:
1,845 5.000%, 7/01/41 No Opt. Call 1,627,930
430 5.000%, 7/01/41 No Opt. Call 451,078
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series
2019A:
1,105 4.000%, 7/01/45 No Opt. Call 811,546
1,350 5.000%, 7/01/49 No Opt. Call 1,131,370
2,435 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 2,437,629
3,215 Geisinger Authority, Montour County, Pennsylvania, Health System Revenue
Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41
6/24 at 100.00 3,222,688
9,505 Geisinger Authority, Montour County, Pennsylvania, Health System Revenue
Bonds, Geisinger Health System, Series 2020A, 4.000%, 4/01/50
4/30 at 100.00 8,641,343
1,650 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 1,692,294
2,200 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 2,234,782
3,000 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 3,054,954
1,530 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2012B, 4.000%, 7/01/43
12/23 at 100.00 1,424,481
Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Refunding Series 2016:
1,265 3.000%, 11/01/36 5/26 at 100.00 1,018,920
2,850 (c) 4.000%, 11/01/41, (UB) 5/26 at 100.00 2,549,816
4,955 (c) 4.000%, 11/01/46, (UB) 5/26 at 100.00 4,183,991
Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016:
1,020 3.375%, 7/01/32 7/26 at 100.00 990,755
2,350 5.000%, 7/01/41 7/26 at 100.00 2,362,992
1,855 Montgomery County Higher Education and Health Authority, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48
9/28 at 100.00 1,886,744
Montgomery County Higher Education and Health Authority, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Series 2019:
3,310 4.000%, 9/01/44 9/29 at 100.00 3,132,758
395 4.000%, 9/01/49 9/29 at 100.00 350,294
3,820 Montgomery County Higher Education and Health Authority, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Series 2022B, 4.000%, 5/01/52
5/32 at 100.00 3,323,359
200 Pennsylvania Economic Development Financing Authority, Revenue Bonds,
University of Pittsburgh Medical Center, Fixed Rate Series 2023A-2, 4.000%,
5/15/48
5/33 at 100.00 182,635
7,125 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas
Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 7,156,306
14,445 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Refunding Series 2016C, 4.000%,
8/15/41
8/26 at 100.00 14,260,568

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 11,775 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49
8/29 at 100.00 $ 11,025,340
1,800 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 1,850,830
Pocono Mountains Industrial Park Authority, Pennsylvania, Hospital Revenue
Bonds, Saint Luke's Hospital -Monroe Project, Series 2015A:
2,990 5.000%, 8/15/40 2/25 at 100.00 2,999,603
1,170 4.000%, 8/15/45 2/25 at 100.00 1,049,641
5,660 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh
Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 5,700,166
1,305 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 1,335,702
705 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 641,746
Total Health Care 138,834,263
Housing/Multifamily - 0.7% (0.4% of Total Investments)
160 Chester County Industrial Development Authority, Pennsylvania, Student
Housing Revenue Bonds, University Student Housing, LLC Project at West
Chester University Series 2013A, 5.000%, 8/01/45
1/24 at 100.00 148,213
1,650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion
University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 1,652,126
270 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 270,635
1,350 Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily
Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville
Project, Series 2005A, 5.625%, 7/01/35
1/24 at 100.00 1,375,035
Total Housing/Multifamily 3,446,009
Housing/Single Family - 23.3% (14.2% of Total Investments)
3,060 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35, (UB)
10/24 at 100.00 2,957,242
2,105 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 1,950,254
4,890 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 4,145,519
20,335 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 16,960,356
1,080 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.650%, 10/01/32
4/26 at 100.00 1,046,338
3,895 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 3,806,008
5,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37, (UB)
10/26 at 100.00 4,548,793
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 722,127
3,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 3,272,788
12,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.550%, 10/01/41
10/29 at 100.00 9,095,630
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133:
1,500 2.350%, 10/01/40 10/29 at 100.00 1,106,911
1,350 2.500%, 10/01/45 10/29 at 100.00 945,923
1,565 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 1,028,913
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2023-141A:
4,105 (c) 4.600%, 10/01/43, (UB) 10/32 at 100.00 4,164,887
5,000 (c) 4.700%, 10/01/46, (UB) 10/32 at 100.00 5,068,454

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-134A:
$ 5,000 1.850%, 4/01/36 10/29 at 100.00 $ 3,704,873
3,650 2.050%, 4/01/41 10/29 at 100.00 2,509,908
2,505 2.100%, 10/01/43 10/29 at 100.00 1,655,328
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A:
5,295 2.250%, 10/01/41 10/30 at 100.00 3,743,959
6,855 2.375%, 10/01/46 10/30 at 100.00 4,561,276
7,705 2.500%, 10/01/50 10/30 at 100.00 5,040,168
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137:
5,240 2.450%, 10/01/41 4/31 at 100.00 3,893,053
6,545 2.600%, 4/01/46 4/31 at 100.00 4,632,147
3,335 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 2,582,880
8,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 8,269,968
2,480 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-140A, 4.450%, 10/01/47
4/32 at 100.00 2,445,380
10,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A, 4.900%, 10/01/46, (UB)
10/32 at 100.00 10,254,273
Total Housing/Single Family 114,113,356
Industrials - 1.3% (0.8% of Total Investments)
500 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1,
10.000%, 12/01/40, 144A
6/30 at 100.00 50
500 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2,
10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 50
6,455 Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%,
11/01/44, (AMT)
11/24 at 100.00 6,460,860
Total Industrials 6,460,960
Long-Term Care - 7.4% (4.5% of Total Investments)
Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A:
940 5.000%, 5/15/37 5/27 at 100.00 922,837
1,160 5.000%, 5/15/47 5/27 at 100.00 1,048,706
230 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 193,081
1,760 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 1,215,794
Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A:
3,910 4.000%, 12/01/40 12/28 at 103.00 2,624,645
2,000 4.000%, 12/01/51 12/28 at 103.00 1,153,396
3,005 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 2,488,474
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
1,585 4.000%, 1/01/33 1/25 at 100.00 1,472,641
2,850 5.000%, 1/01/38 1/25 at 100.00 2,813,066

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
$ 985 5.000%, 1/01/28 1/26 at 100.00 $ 991,128
1,815 5.000%, 1/01/29 1/26 at 100.00 1,824,510
735 5.000%, 1/01/30 1/26 at 100.00 738,131
300 3.250%, 1/01/36 1/26 at 100.00 247,306
1,405 3.250%, 1/01/39 1/26 at 100.00 1,101,043
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
690 4.125%, 1/01/38 1/29 at 100.00 614,682
200 5.000%, 1/01/39 1/29 at 100.00 193,615
650 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 654,733
Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Saint Anne's Retirement Community, Inc., Series 2020:
975 5.000%, 3/01/40 3/27 at 102.00 816,587
715 5.000%, 3/01/50 3/27 at 102.00 549,824
1,250 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis
Homes Retirement Community Project, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 1,095,687
Lancaster Industrial Development Authority, Pennsylvania, Health Center
Revenue Bonds, Landis Homes Retirement Community Project, Refunding
Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 615,912
1,400 4.000%, 7/01/56 7/26 at 103.00 953,727
5,000 Maxatawny Township Municipal Authority Revenue Bonds, Diakon Lutheran
Social Ministries Project,  Series 2022A, 4.500%, 1/01/45
1/32 at 100.00 4,236,544
Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019:
1,845 5.000%, 11/01/44 11/26 at 103.00 1,558,797
1,000 5.000%, 11/01/49 11/26 at 103.00 815,311
Pennsylvania Economic Development Finance Authority, Revenue Bonds,
Presbyterian Senior Living Project, Series 2023B-2:
500 5.000%, 7/01/42 7/29 at 103.00 482,388
1,250 5.250%, 7/01/46 7/29 at 103.00 1,227,249
Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare
Obligated Group, Refunding Bonds, Series 2021:
2,215 4.000%, 5/15/41 5/28 at 103.00 1,674,485
2,785 4.000%, 5/15/47 5/28 at 103.00 1,939,915
Total Long-Term Care 36,264,214
Tax Obligation/General - 21.2% (13.0% of Total Investments)
840 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 795,001
Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
1,750 5.000%, 12/01/32 12/24 at 100.00 1,771,213
1,285 5.000%, 12/01/34 12/24 at 100.00 1,297,329
1,110 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77,
5.000%, 11/01/43
11/28 at 100.00 1,161,928
Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016:
1,500 4.000%, 8/01/31 8/26 at 100.00 1,527,981
305 4.000%, 8/01/33 8/26 at 100.00 310,530
1,950 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 1,959,042
1,000 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2023, 4.125%, 6/01/40 - BAM Insured
6/31 at 100.00 1,013,801
Canon-McMillan School District, Washington County, Pennsylvania, General
Obligation Bonds, Series 2014D:
4,200 5.000%, 12/15/37 12/24 at 100.00 4,240,347
1,100 5.000%, 12/15/39 12/24 at 100.00 1,109,792

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,900 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 $ 3,004,238
2,235 Cumberland Valley School District, Cumberland County, Pennsylvania,
General Obligation Bonds, Series 2023A, 5.000%, 11/15/47 - AGM Insured
11/32 at 100.00 2,382,461
7,465 Erie City School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 2000, 0.000%, 9/01/30 - AMBAC Insured
No Opt. Call 5,779,007
Gateway School District, Allegheny County, Pennsylvania, General Obligation
Bonds, Series 2021:
1,010 3.000%, 10/15/33 - BAM Insured 10/31 at 100.00 937,841
425 3.000%, 10/15/35 - BAM Insured 10/31 at 100.00 381,585
5,750 Hempfield Area School District, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2022A, 5.000%, 3/15/48 - AGM Insured
3/32 at 100.00 6,112,743
North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2015:
5,000 5.000%, 5/01/31 5/25 at 100.00 5,121,038
4,000 5.000%, 5/01/32 5/25 at 100.00 4,094,608
2,875 5.000%, 5/01/33 5/25 at 100.00 2,942,600
Penn Manor School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2019A:
1,000 4.000%, 3/01/35 9/27 at 100.00 1,024,927
1,000 4.000%, 3/01/36 9/27 at 100.00 1,021,464
2,620 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C,
5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 2,623,327
3,925 Philadelphia School District, Pennsylvania, General Obligation Bonds, Series
2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call 4,454,473
10,000 (c) Philadelphia School District, Pennsylvania, General Obligation Bonds, Series
2023A, 5.500%, 9/01/48, (UB)
9/33 at 100.00 10,935,666
2,875 Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022, 5.000%,
9/01/39
9/30 at 100.00 3,116,408
11,440 Reading School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2003B, 0.000%, 1/15/32 - NPFG Insured
No Opt. Call 8,241,017
Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016:
220 5.000%, 11/15/26 5/24 at 100.00 219,322
2,925 5.000%, 11/15/32 5/24 at 100.00 2,907,217
21,000 (c) State Public School Building Authority, Pennsylvania, Lease Revenue Bonds,
Philadelphia School District, Series 2003, 5.500%, 6/01/28 - AGM Insured,
(UB)
No Opt. Call 23,276,700
125 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 125,097
Total Tax Obligation/General 103,888,703
Tax Obligation/Limited - 10.3% (6.3% of Total Investments)
190 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021,
6.000%, 5/01/42, 144A
5/31 at 100.00 194,430
155 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%,
5/01/33, 144A
5/28 at 100.00 158,131
1,115 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017,
5.000%, 5/01/42, 144A
5/27 at 100.00 1,097,813
Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease
Bonds, Master Settlement, Series 2018:
1,500 5.000%, 6/01/31 6/28 at 100.00 1,600,192
2,815 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 2,774,618
7,215 (c) 4.000%, 6/01/39 - AGM Insured, (UB) 6/28 at 100.00 7,111,499
1,363 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 1,340,089

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,100 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%, 9/01/43
9/33 at 100.00 $ 1,106,713
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike
Special Revenue Bonds, Subordinate Series 2014A:
2,650 4.750%, 12/01/37 12/26 at 100.00 2,717,983
4,000 4.900%, 12/01/44 12/26 at 100.00 4,084,035
1,910 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 1,951,469
5,530 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors Program,
Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 5,668,331
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,137 4.750%, 7/01/53 7/28 at 100.00 1,076,026
2,020 5.000%, 7/01/58 7/28 at 100.00 1,963,601
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
2,018 4.329%, 7/01/40 7/28 at 100.00 1,915,176
901 4.329%, 7/01/40 7/28 at 100.00 855,111
3,419 4.784%, 7/01/58 7/28 at 100.00 3,220,919
10,000 (c) Southeastern Pennsylvania Transportation Authority, Revenue Bonds, Asset
Improvement Series 2022, 5.250%, 6/01/52, (UB)
6/32 at 100.00 10,848,551
825 Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet
Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35
1/28 at 100.00 805,149
Total Tax Obligation/Limited 50,489,836
Transportation - 15.7% (9.6% of Total Investments)
1,760 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/51, (AMT)
1/31 at 100.00 1,798,698
10,000 (c) Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A, 5.500%, 1/01/53 - AGM
Insured, (AMT), (UB)
1/33 at 100.00 10,762,448
1,350 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds,
Series 2018A, 5.000%, 1/01/39
1/29 at 100.00 1,442,608
4,000 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 4,003,211
12,170 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 13,370,643
820 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 835,358
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C,
5.000%, 12/01/44
12/24 at 100.00 3,023,180
10,470 (c) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B,
5.000%, 12/01/45, (UB)
12/25 at 100.00 10,563,926
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B:
1,215 (c) 5.250%, 12/01/47, (UB) 12/32 at 100.00 1,325,641
2,365 (c) 5.250%, 12/01/52, (UB) 12/32 at 100.00 2,572,307
12,000 (c) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2023A,
5.000%, 12/01/53, (UB)
12/33 at 100.00 12,839,207
2,005 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 2,158,591
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2017B-1:
1,435 5.000%, 6/01/31 6/27 at 100.00 1,515,099
1,430 5.000%, 6/01/33 6/27 at 100.00 1,506,919
420 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 397,649
1,100 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 1,032,871
585 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A,
3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 551,674

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 1,490 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B,
5.000%, 7/01/47, (AMT)
7/27 at 100.00 $ 1,508,783
1,225 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020A,
4.000%, 7/01/35
7/30 at 100.00 1,256,392
1,470 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020C,
4.000%, 7/01/50, (AMT)
7/30 at 100.00 1,298,852
Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017:
1,000 5.000%, 12/15/30 12/27 at 100.00 1,052,902
550 5.000%, 12/15/34 12/27 at 100.00 578,146
1,000 5.000%, 12/15/36 12/27 at 100.00 1,042,753
250 5.000%, 12/15/37 12/27 at 100.00 259,326
Total Transportation 76,697,184
U.S. Guaranteed - 7.2% (4.4% of Total Investments) (f)
Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018:
1,000 5.000%, 5/15/43, (Pre-refunded 5/15/25) 5/25 at 102.00 1,043,011
400 5.000%, 5/15/48, (Pre-refunded 5/15/25) 5/25 at 102.00 417,204
Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2016A:
805 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 833,396
2,985 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 3,090,296
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
2,170 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 2,186,081
625 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 629,632
2,330 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 2,371,668
560 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 570,014
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
610 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 612,165
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
1,075 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 1,180,553
135 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 148,255
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series
2019A:
120 4.000%, 7/01/45, (Pre-refunded 7/01/29) No Opt. Call 126,271
150 5.000%, 7/01/49, (Pre-refunded 7/01/29) No Opt. Call 165,491
1,235 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University, Series
2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 1,246,149
1,900 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University, Series
2015, 5.000%, 7/01/47, (Pre-refunded 7/01/25)
7/25 at 100.00 1,951,575
9,000 Montgomery County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series
2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 9,186,019
Pennsbury School District, Bucks County, Pennsylvania, General Obligation
Bonds, Series 2016A:
1,000 5.000%, 10/01/33, (Pre-refunded 4/01/25) 4/25 at 100.00 1,025,698
1,860 5.000%, 10/01/34, (Pre-refunded 4/01/25) 4/25 at 100.00 1,907,798
2,045 5.000%, 10/01/35, (Pre-refunded 4/01/25) 4/25 at 100.00 2,097,553
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
140 5.000%, 3/15/45, (Pre-refunded 3/15/28), 144A 3/28 at 100.00 152,568
1,335 Saint Mary Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019PA, 5.000%, 12/01/48, (Pre-
refunded 12/01/28)
12/28 at 100.00 1,480,702

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (f) (continued)
$ 3,000 Southcentral Pennsylvania General Authority, Revenue Bonds, WellSpan
Health Obligated Group, Series 2014A, 5.000%, 6/01/44, (Pre-refunded
6/01/24)
6/24 at 100.00 $ 3,025,358
Total U.S. Guaranteed 35,447,457
Utilities - 21.1% (12.9% of Total Investments)
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Refunding Series 2015:
3,325 5.000%, 12/01/40 12/25 at 100.00 3,375,584
3,320 5.000%, 12/01/45 12/25 at 100.00 3,371,143
1,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2018, 5.000%, 6/01/43
6/28 at 100.00 1,047,288
4,165 (c) Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53, (UB)
6/32 at 100.00 4,388,127
6,500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 6,232,979
2,000 Bethel Park Municipal Authority, Pennsylvania, Guaranteed Sewer Revenue
Bonds, Series 2020B, 3.000%, 9/01/47
9/30 at 100.00 1,454,832
7,000 (c) Bucks County Water and Sewer Authority, Pennsylvania, Sewer System
Revenue Bonds, Series 2022A, 4.250%, 12/01/47 - AGM Insured, (UB)
12/32 at 100.00 7,040,338
Delaware County Regional Water Quality Control Authority, Pennsylvania,
Sewer Revenue Bonds, Series 2015:
1,110 5.000%, 5/01/40 5/25 at 100.00 1,128,583
855 4.000%, 5/01/45 5/25 at 100.00 836,703
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Capital Appreciation Series 2013B:
7,295 0.000%, 12/01/34 No Opt. Call 4,630,200
4,420 0.000%, 12/01/35 No Opt. Call 2,655,246
5,815 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.125%, 12/01/47
12/23 at 100.00 5,817,365
295 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 268,959
3,940 Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, York Water Company Project, Refunding Series 2019A,
3.000%, 10/01/36, (AMT)
10/29 at 100.00 3,518,091
3,400 Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, York Water Company Project, Refunding Series 2019B,
3.100%, 11/01/38, (AMT)
11/29 at 100.00 2,957,606
10,500 Pennsylvania Economic Development Financing Authority, Revenue Bonds,
Pennsylvania-American Water Company, Refunding Series 2019, 3.000%,
4/01/39
10/29 at 100.00 8,822,489
2,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/37
8/27 at 100.00 2,069,486
2,790 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 2,947,656
2,735 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth
Series 2015, 5.000%, 8/01/29
8/25 at 100.00 2,791,774
Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2018A:
5,000 (c) 5.000%, 10/01/48, (UB) 10/28 at 100.00 5,184,972
7,000 (c) 5.000%, 10/01/53, (UB) 10/28 at 100.00 7,243,052
5,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2022C, 5.500%, 6/01/52
6/32 at 100.00 5,468,224
12,000 (c) Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2023B, 4.500%, 9/01/48 - AGM Insured, (UB)
9/33 at 100.00 12,195,752
Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System
Revenue Bonds, First Lien Series 2023A:
3,250 5.000%, 9/01/48 - AGM Insured 9/33 at 100.00 3,493,799
2,630 4.250%, 9/01/53 - AGM Insured 9/33 at 100.00 2,588,289

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Westmoreland County Municipal Authority, Pennsylvania, Municipal Service
Revenue Bonds, Refunding Series 2020:
$ 1,000 4.000%, 8/15/24 - AGM Insured No Opt. Call $ 1,005,000
1,000 2.450%, 8/15/37 - AGM Insured 8/28 at 100.00 817,038
Total Utilities 103,350,575
Total Municipal Bonds
(cost $639,736,825) 754,211,484
Shares Description (a) Value
X 48,128,480
COMMON STOCKS - 9.9%  (6.0% of Total Investments) X 48,128,480
Utilities - 9 .9% ( 6 .0 % of Total Investments)
601,606 (g),(h) Energy Harbor Corp $ 48,128,480
Total Utilities 48,128,480
Total Common Stocks
(cost $175,969,702) 48,128,480
Principal
Amount (000) Description Coupon (i)
Reference
Rate (i) Spread (i) Maturity (j) Value
14,096
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%  (0.0% of Total Investments) X 14,096
Capital Goods - 0 .0% ( 0 .0 % of Total Investments)
$ 64
(d),(e)
KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 12/31/23 $ 14,096
Total Capital Goods 14,096
Total Variable Rate Senior Loan Interests
(cost $64,338) 14,096
Total Long-Term Investments
(cost $815,770,865) 802,354,060
Floating Rate Obligations - (24.1)%   (118,145,000)
VRDP Shares, Net - (44.3)% (k) (216,845,854)
Other Assets & Liabilities, Net - 4.4% 21,982,492
Net Assets Applicable to Common Shares - 100% $ 489,345,698

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

NQP
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 754,211,384 $ 100 $ 754,211,484
Common Stocks – 48,128,480 – 48,128,480
Variable Rate Senior Loan Interests – – 14,096 14,096
Total
$ – $ 802,339,864 $ 14,196 $ 802,354,060
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35; and Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March
6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy
Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(j) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(k) VRDP Shares, Net as a percentage of Total Investments is 27.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.